Income Taxes - Schedule of Current and Deferred Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Current provision:
Federal
State				5
Foreign	161	359	708	806	387
Total current provision	161	359	708	811	387
Deferred provision:
Federal
State
Foreign
Total deferred provision
Total	$ 161	$ 359	$ 708	$ 811	$ 387